LOANS AND DEBENTURES (Details 1) $ in Thousands	Dec. 31, 2025 USD ($)
Loans And Debentures
2027	$ 81,842
2028	50,396
2029	59,794
2030	59,794
2031 onwards	59,794
Total	$ 311,620